Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2019
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Schedule of Cash and Cash Equivalents

	2019	2018
Checking and saving accounts	$118,367	$121,799
Time deposits of no more than ninety days	40,000	34,000
Cash on hand	365	359

	$158,732	$156,158